CXApp Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions
The following table represents the purchase price (in thousands).

Cash	$1,667
Stock (15,721 number of common stock shares)	1,403
Total Purchase Price	$3,070
The following table represents the purchase price (in thousands).

Cash	$61
Stock (4,928 common stock shares at $87.00 per share)	429
Total Purchase Price	$490
The following table represents the purchase price (in thousands).

Cash	$22,132
Stock (117,994 common stock shares at $84.75 per share)	10,000
Total Purchase Price	$32,132
The following table summarizes the purchase price allocations relating to the Acquisition:

Cash Considerations (EUR)	€1,000,000
Less: IntraNav's indebtedness in excess of EUR 150,000	—
Total Purchase Price (EUR)	€1,000,000
Total Purchase Price (USD) - at 1.13249 USD per EUR	$1,132,490

Schedule of Business Acquisitions by Acquisition, Contingent Consideration	The following represents the amounts that were recorded to Acquisition Liability (in thousands):

Acquisition Liability
Current
Option payout	$296
Bonus payout	34
Seller transaction expenses	72
Miscellaneous accrued expenses	174
Total current	$576

Noncurrent
Option payout	$493
Bonus payout	57
Holdback funds	4,875
Total noncurrent	5,425
6,001
Less adjustment to holdback funds due to measurement period adjustment	(209)
Less payments made during the year ended December 31, 2021	(460)
Less payments made during the year ended December 31, 2022	(5,135)
Total acquisition liability	$197

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the purchase price allocations relating to the Acquisition (in thousands):

Fair Value Allocation
Assets acquired:
Cash and cash equivalents	$1,851
Accounts receivable	36
Inventory	144
Other current assets	37
Property and equipment	105
Other assets	4
Tradename	628
Proprietary technology	2,824
Customer relationship	847
Goodwill	459
Total assets acquired	$6,935

Liabilities assumed:
Accounts payable	$957
Accrued expenses and other liabilities	436
Total liabilities assumed	1,393
Estimated fair value of net assets acquired:	$5,542
Less: Non Controlling Interest	(2,472)
Estimated fair value of net assets acquired attributable to the Company	$3,070

Assets Acquired (in thousands):

Developed Technology	$429
Non-compete Agreements	61
Total Purchase Price	$490
The Company has made an allocation of the purchase price of the Acquisition to the assets acquired and the liabilities assumed as of the purchase date. The following table summarizes the purchase price allocations relating to the Acquisition (in thousands):

Fair Value Allocation
Assets acquired:
Cash and cash equivalents	$1,153
Trade and other receivables	1,626
Prepaid expenses and other current assets	68
Property, plant, and equipment	6
Tradename	2,170
Developed technology	8,350
Customer relationships	5,020
Non-compete agreements	2,690
Goodwill	15,306
Total assets acquired	$36,389

Liabilities assumed:
Accounts payable	$203
Deferred revenue	1,319
Accrued expenses and other liabilities	116
Deferred tax liability	2,591
Other tax liability, noncurrent	28
Total liabilities assumed	4,257
Estimated fair value of net assets acquired:	$32,132

Fair Value Allocation
Assets acquired:
Cash and cash equivalents	$109
Accounts receivable	110
Prepaid expenses and other current assets	135
Inventory	844
Right of use asset	312
Property, plant, and equipment	30
Other assets	113
Tradename & trademarks	168
Proprietary technology	507
Customer relationships	197
Goodwill	482
Total assets acquired	$3,007

Liabilities assumed:
Accounts payable	2
Accrued liabilities	413
Lease liabilities – current	54
Lease liabilities - noncurrent	231
Payable to new parent	391
Deferred revenue	784
Total liabilities assumed	1,875
Estimated fair value of net assets acquired:	$1,132

Schedule of Business Acquisitions, Acquisition Related Costs	The below table details the acquisition-related costs for the Acquisition (in thousands):

Professional fees	$158
Consulting fees	150
Total acquisition costs	$308
The below table details the acquisition-related costs for the Acquisition (in thousands):

Accounting fees	$115
Legal fees	389
Total acquisition costs	$504
The following table details the acquisition related costs for the Acquisition:

Accounting fees	$10
Legal fees	199
Total acquisition costs	$209